Segments Reporting (Details Narrative) - Segment	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Number of segment		3
HyperImmune Products [Member] | AUSTRALIA
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	62.00%	64.00%	78.00%
HyperImmune Products [Member] | CANADA
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	1.00%	10.00%	4.00%
HyperImmune Products [Member] | UNITED STATES
Disclosure of operating segments [line items]
Percentage of total revenue for major customers	37.00%	26.00%	18.00%